Transamerica Large Core ESG Annual Fund Operating Expenses - Retail Class [Member] - Transamerica Large Core ESG	Oct. 31, 2025
A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.97%
R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.55%